SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income (loss) earnings per share
Net income (loss) attributable to the Company	$ 3,235,559	$ 1,512,364	$ (8,441,559)
Weighted average number of common shares outstanding - Basic	33,711,659	27,499,367	25,913,631
Dilutive securities -unexercised warrants and options	301,975	55,444
Weighted average number of common shares outstanding – diluted	34,013,634	27,554,811	25,913,631
Earnings (loss) per share - Basic	$ 0.10	$ 0.05	$ (0.33)
Earnings (loss) per share – Diluted	$ 0.10	$ 0.05	$ (0.33)